NOTICE OF DISTRIBUTION OF UNDERLYING FUND ANNUAL REPORTS
TO: FROM: DATE: RE:	U. S. Securities and Exchange Commission Nationwide Life Insurance Company ("Nationwide") April 7, 2023 Nationwide VLI Separate Account - 6 ("Registrant") File No. 811-21398
Nationwide hereby submits, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the annual reports for the following underlying mutual funds for the period ended December 31, 2022, have been distributed to contract owners.
Some of the underlying mutual funds included in each Fund Company’s annual report filings may not be available under every contract offered by the Registrant. Nationwide understands that the Fund Companies have filed (or will file) these reports with the Commission. To the extent necessary, these filings are incorporated by reference.
Fund	CIK Number
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II	0000814680
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class II	0000814680
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II	0000814680
Fidelity Variable Insurance Products Fund - VIP Contrafund(R)Portfolio: Service Class 2	0000831016
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2	0000356494
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	0000353905
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II	0000353905
Rydex Variable Trust - Banking Fund	0001064046
Rydex Variable Trust - Basic Materials Fund	0001064046
Rydex Variable Trust - Biotechnology Fund	0001064046
Rydex Variable Trust - Commodities Strategy Fund	0001064046
Rydex Variable Trust - Consumer Products Fund	0001064046
Rydex Variable Trust - Dow 2x Strategy Fund	0001064046
Rydex Variable Trust - Electronics Fund	0001064046
Rydex Variable Trust - Energy Fund	0001064046
Rydex Variable Trust - Energy Services Fund	0001064046
Rydex Variable Trust - Europe 1.25x Strategy Fund	0001064046
Rydex Variable Trust - Financial Services Fund	0001064046
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund	0001064046
Rydex Variable Trust - Guggenheim Long Short Equity Fund	0001064046
Rydex Variable Trust - Health Care Fund	0001064046
Rydex Variable Trust - Internet Fund	0001064046
Rydex Variable Trust - Inverse Dow 2x Strategy Fund	0001064046
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund	0001064046
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund	0001064046
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund	0001064046
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund	0001064046
Rydex Variable Trust - Inverse S&P 500 Strategy Fund	0001064046
Rydex Variable Trust - Japan 2x Strategy Fund	0001064046
Rydex Variable Trust - Leisure Fund	0001064046
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund	0001064046
Rydex Variable Trust - Multi-Hedge Strategies Fund	0001064046
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund	0001064046
Rydex Variable Trust - NASDAQ-100(R) Fund	0001064046
Rydex Variable Trust - Nova Fund	0001064046
Rydex Variable Trust - Precious Metals Fund	0001064046
Rydex Variable Trust - Real Estate Fund	0001064046
Rydex Variable Trust - Retailing Fund	0001064046
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund	0001064046
Rydex Variable Trust - S&P 500 2x Strategy Fund	0001064046
Rydex Variable Trust - S&P 500 Pure Growth Fund	0001064046
Rydex Variable Trust - S&P 500 Pure Value Fund	0001064046
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund	0001064046
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund	0001064046
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund	0001064046
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund	0001064046
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund	0001064046
Rydex Variable Trust - Technology Fund	0001064046
Rydex Variable Trust - Telecommunications Fund	0001064046
Rydex Variable Trust - Transportation Fund	0001064046
Rydex Variable Trust - Utilities Fund	0001064046
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund	0001064046
Questions or comments regarding this filing can be directed to Nationwide Financial - Office of Compliance at nfscomp@nationwide.com.
Thank you.
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies